SCHWAB STRATEGIC TRUST
Schwab® International Equity ETF
Schwab® International Small-Cap Equity ETF
Schwab® Emerging Markets Equity ETF
Schwab® International Dividend Equity ETF
SCHWAB CAPITAL TRUST
Schwab® Fundamental International Large Company Index Fund
Schwab® Fundamental International Small Company Index Fund
Schwab® Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®
(each a fund)
Supplement dated June 27, 2022, to each fund’s currently effective
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory
Prospectuses and SAIs.
Effective June 27, 2022, all references to Jane Qin in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG118473-00 (06/22)
00276415